Income Tax - Breakdown of Deferred Taxes by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	€ (510)	€ (602)
Impact on equity	0	0
Impact on the profit/loss	(55)	(93)
Deferred tax assets	1,275
Deferred tax liability (asset)	(455)	(510)	€ (602)
+ Net profit (loss)	(28,894)	(23,719)	67,259
Tax expense (income)	€ 380	€ (116)	€ 2,215
Average effective tax rate	1.33%	(0.49%)	(3.19%)
Profit (loss) before tax	€ (28,514)	€ (23,836)	€ 69,474
Applicable tax rate	25.00%	25.00%	27.37%
Tax expense (income) at applicable tax rate	€ (7,129)	€ (5,959)	€ 19,018
Tax Effect Of Tax Credits	(1,452)	(1,504)	(1,512)
Tax Effect Of Permanent Differences	153	31	(833)
Tax effect of foreign tax rates	840	67	(7,323)
Tax effect of tax losses	7,832	7,037	0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0	0	5,590
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	145	61	129
Deferred tax expense (income) relating to origination and reversal of temporary differences	(454)	(331)	24
Tax Effect Of Recognition Of Deferred Tax Assets Against Deferred Tax Liabilities	418	453	(430)
Tax Effect Of Renegotiation Of Convertible Debt	0	0	(1,370)
Other tax effects for reconciliation between accounting profit and tax expense (income)	€ 28	29	102
Temporary difference from postemployments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Temporary differences		€ 244	€ 195